Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 373,795	$ 423,748	$ 403,203
Cost of sales	(182,316)	(185,772)	(168,075)
Gross profit	191,479	237,976	235,128
Sales and marketing expenses	(100,082)	(95,068)	(93,007)
Administrative expenses	(122,970)	(98,279)	(104,686)
Other (expenses) income, net	(22,413)	27,454	(27,622)
Operating (loss) profit	(53,986)	72,083	9,813
Finance income	14,922	19,724	74,087
Finance expense	(45,523)	(45,847)	(36,161)
Net finance (expense) income	(30,601)	(26,123)	37,926
(Loss) profit before tax	(84,587)	45,960	47,739
Income tax benefit (expense)	16,287	(5,617)	(11,613)
(Loss) profit for the year	(68,300)	40,343	36,126
(Loss) profit for the year attributable to:
Owners of the parent company	(68,300)	40,343	36,126
Non-controlling interests
(Loss) earnings per share:
Basic, (loss) earnings per share for the year attributable to ordinary equity holders of the Company (in Dollars per share)	$ (0.68)	$ 0.4	$ 0.36
Diluted, (loss) earnings per share for the year attributable to ordinary equity holders of the Company (in Dollars per share)	$ (0.68)	$ 0.4	$ 0.36
Other comprehensive (loss) income
Remeasurement of net defined benefit liability	$ (330)	$ 244	$ (222)
Income tax (expense) benefit relating to items that will not be reclassified subsequently to profit or loss	(133)	85	107
Net of Tax	(463)	329	(115)
Items that will be reclassified subsequently to profit or loss:
Foreign currency exchange differences on translation of foreign operations	(150)	1,182	(3,377)
Net investment hedge		(3,670)
Other comprehensive loss for the year, net of tax	(613)	(2,159)	(3,492)
Total comprehensive (loss) income for the year	(68,913)	38,184	32,634
Total comprehensive (loss) income for the year attributable to:
Owners of the parent company	(68,913)	38,193	32,631
Non-controlling interests		$ (9)	$ 3